Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Contingent Liabilities and Commitments [Abstract]
Schedule of outstanding letters of credit [text block]
As at December 31, 2018, the Company had the following outstanding letters of credit for the purpose of purchasing machinery and equipment and materials:

Currency	December 31, 2018
(in thousands)
USD	9,417
JPY	727,211